Employee Benefits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Employee Benefits [Abstract]
Amount of contributions	$ 21,115	$ 30,522	$ 7,390